Biological assets (Details) - Schedule of changes in agricultural activity - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Grains [Member]
Biological assets (Details) - Schedule of changes in agricultural activity [Line Items]
Opening balance	R$ 64,554	R$ 20,749
Expenditures with plantation	378,588	260,502
Biological assets due to the acquisition of Bolivia		11,614
Expenditures with tilling
Fair value variation	313,957	344,761
Harvest of agricultural produce	(689,287)	(571,199)
Effect of conversion	(454)	(1,873)
Total balance	67,358	64,554
Cotton [Member]
Biological assets (Details) - Schedule of changes in agricultural activity [Line Items]
Opening balance	13,862	13,724
Expenditures with plantation	31,543	14,978
Biological assets due to the acquisition of Bolivia
Expenditures with tilling
Fair value variation	7,122	30,051
Harvest of agricultural produce	(37,180)	(44,891)
Effect of conversion
Total balance	15,347	13,862
Sugarcane [Member]
Biological assets (Details) - Schedule of changes in agricultural activity [Line Items]
Opening balance	120,346	72,043
Expenditures with plantation
Biological assets due to the acquisition of Bolivia		6,619
Expenditures with tilling	216,424	162,037
Fair value variation	227,717	142,302
Harvest of agricultural produce	(392,179)	(262,107)
Effect of conversion	252	(548)
Total balance	R$ 172,560	R$ 120,346